Subsequent Events (Details) (USD $)						3 Months Ended				0 Months Ended	3 Months Ended	6 Months Ended
	Apr. 08, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 14, 2011	Mar. 31, 2013 Subsequent Event [Member] Warrants Issued To Board Members [Member]	Apr. 08, 2013 Subsequent Event [Member] Board Member, Jean Firstenberg [Member]	Apr. 08, 2013 Subsequent Event [Member]	Feb. 07, 2013 Subsequent Event [Member]	Jun. 11, 2013 Subsequent Event [Member] Master Agreement for Sale and Assignment of Leases with AXIS Capital, Inc. [Member]	Mar. 31, 2013 Subsequent Event [Member] Master Agreement for Sale and Assignment of Leases with AXIS Capital, Inc. [Member]	Jun. 11, 2013 Subsequent Event [Member] Master Agreement for Sale and Assignment of Leases with AXIS Capital, Inc. [Member]	Apr. 30, 2013 Warrants Issued To Board Members [Member]	Nov. 30, 2012 Warrants Issued To Board Members [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Resale Approved									27,200,000
Warrants Issued							50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.50						$ 0.50			$ 0.50		$ 0.50	$ 0.50	$ 0.50
Proceeds from Collection of Lease Receivables (in Dollars)										$ 887,000		$ 887,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								50,000		180,000		180,000	50,000	500,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001		$ 0.001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)								50,000		180,000		180,000	50,000	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.50						$ 0.50			$ 0.50		$ 0.50	$ 0.50	$ 0.50
Subsequent Event, Date						Apr. 18, 2013					Jun. 11, 2013